CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 52,525		$ 50,532
Investments		8,147		9,355
Trade receivables	[1]	80,078		54,170
Other receivables		14,357		18,869
Other current financial assets		873	[2]	900
Total current assets		155,980		133,826
Non-current assets
Other receivables		31,736		27,465
Deferred tax assets		13,186		7,691
Investment in associates		1,550		800
Other financial assets	[3]	555		319
Property and equipment		43,879		35,676
Intangible assets		11,365		13,791
Goodwill		98,926		65,180
Total non-current assets		201,197		150,922
TOTAL ASSETS		357,177		284,748
Current liabilities
Trade payables		11,640		5,603
Payroll and social security taxes payable		40,472		30,328
Borrowings		6,011		217
Other financial liabilities		10,664		12,602
Tax liabilities		5,253		6,249
Other liabilities		20		0
Total current liabilities		74,060		54,999
Non-current liabilities
Other financial liabilities		18,574		19,224
Other liabilities		0		20
Provisions for contingencies		1,179		1,945
Total non-current liabilities		19,753		21,189
TOTAL LIABILITIES		93,813		76,188
Capital and reserves
Issued capital		42,271		41,576
Additional paid-in capital		86,728		62,790
Other reserves		(1,253)		(961)
Retained earnings		135,658		105,119
Total equity attributable to owners of the Company		263,404		208,524
Non-controlling interests		(40)		36
Total equity		263,364		208,560
TOTAL EQUITY AND LIABILITIES		$ 357,177		$ 284,748

[1]	Includes balances due from related parties of 463 and 575 as of December 31, 2017 and 2016, respectively. See note 21.1.
[2]	Includes the fair value of foreign exchange forward contracts of 73 as of December 31, 2017 (note 27.10.3) and a financial asset related to the acquisition of Clarice of 800 and 900 as of December 31, 2017 and 2016, respectively (note 23).
[3]	Includes the fair value of convertible notes of 100 (note 21.2), and the fair value of the call option on minority interest of 455 and 319 as of December 31, 2017 and 2016, respectively (note 23).